Finance Income and Finance Expenses	12 Months Ended
Dec. 31, 2018
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Finance Income and Finance Expenses

Note 7—Finance Income and Finance Expenses

	2018	2017	2016
	(EUR’000)
Interest income	4,020	923	123
Exchange rate gains	20,694	—	7,177

Total finance income	24,714	923	7,300

Interest expense	(127)	(97)	(5)
Exchange rate losses	—	(13,659)	(3,107)

Total finance expenses	(127)	(13,756)	(3,112)

Interest income and expenses relates to financial assets and liabilities measured at amortized cost.